(Loss)/Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 17. (Loss)/Earnings Per Share

Computation of the basic and diluted earnings/(loss) per share from continuing operations consisted of the following:

	Six-Month Periods Ended June 30,
	2014			2013
(amounts in thousands, except per share data)	Loss	Number of Shares	Per Share Amount	Income	Number of Shares	Per Share Amount
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Basic
Net (loss)/income attributable to equity shareholders	$(657)	30,016	(0.02)	$52	29,975	$—
Effect of dilutive securities
Dilutive stock options/restricted shares(1)		—			737
Diluted
Net (loss)/income attributable to equity shareholders plus assumed conversion	$(657)	30,016	(0.02)	$52	30,712	$—

(1)
There was no difference in diluted loss per share from basic loss per share as the assumed exercise of common stock equivalents would have an anti-dilutive effect due to losses for the six-month period ended June 30, 2014.

For the six-month periods ended June 30, 2014 and 2013, outstanding stock options of 3,093,402 and 2,166,738 shares of common stock were excluded from the calculation of diluted earnings per share as their effect would be anti-dilutive.

Note 18.	(Loss)/Earnings Per Share

Computation of the basic and diluted (loss)/earnings per share from continuing operations consisted of the following:

	Years Ended December 31,
	2013			2012
(amounts in thousands, except per share data)	Loss	Number of Shares	Per Share Amount	Income	Number of Shares	Per Share Amount
Basic
Net (loss)/income attributable to equity shareholders	$(1,376)	30,024	$(0.04)	$2,828	29,922	$0.09
Effect of dilutive securities
Dilutive stock options/restricted shares(1)	—	—		—	885
Diluted
Net (loss)/income attributable to equity shareholders plus assumed conversion	$(1,376)	30,024	$(0.04)	$2,828	30,807	$0.09

(1)
For the year ended December 31, 2013, there were no differences in diluted loss per share from basic loss per share as the assumed exercise of common stock equivalents would have an anti-dilutive effect due to losses.

Outstanding stock options for 756,864 and 425,900 shares of common stock were excluded from the calculation of diluted earnings per share for the years ended December 31, 2013 and 2012, respectively as their effect would have been anti-dilutive.